RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2021	2020	2019
Revenues
Power purchase and revenue agreements	$103	$286	$558
Wind levelization agreement	—	—	1
	$103	$286	$559
Direct operating costs
Energy purchases	$—	$—	$(22)
Energy marketing & other services	(8)	(4)	(20)
Insurance services(1)	(26)	(24)	(23)
	$(34)	$(28)	$(65)
Interest expense
Borrowings	$(2)	$(2)	$(7)
Contract balance accretion	(21)	(13)	(8)
	$(23)	$(15)	$(15)
Management service costs	$(288)	$(235)	$(135)
(1)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Asset Management. The fees paid to the subsidiaries of Brookfield Asset Management in 2021 were nil (2020 was nil and 2019: less than $1 million). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums charged pursuant to these arrangements are at a or lower than market rates, and of the 2021 term premiums to be remitted to Brookfield, $1 million was recorded in the Consolidated statements of income in 2021.

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2021	2020
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$57	$46

Due from related parties
Amounts due from	Brookfield	21	36
	Equity-accounted investments and other	14	20
		35	56
Non-current assets
Other long-term assets
Contract asset	Brookfield	388	409

Amounts due from	Equity-accounted investments and other	142	6

Current liabilities
Due to related parties
Amounts due to	Brookfield	119	455
	Equity-accounted investments and other	13	21
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	32	30
		164	506
Non-current liabilities
Non-recourse borrowings	Brookfield Reinsurance and associates	51	—
	Brookfield	30	15
		81	15

Other long-term liabilities
Amounts due to	Equity-accounted investments, Brookfield Reinsurance and associates and other	34	11
Contract liability	Brookfield	635	602
		$669	$613